Report Of The Directors Strategic Report - Analysis of adjusted results by global business (Details) $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	$ 29,372	$ 26,493	$ 27,287
of which: net interest income/(expense)	15,240	15,389	15,100
Change in expected credit losses and other credit impairment charges	(1,140)	(1,360)	(407)
Net operating income/(expense)	28,232	25,133	26,880
Total operating expenses	(17,149)	(17,110)	(17,549)
Operating profit	11,083	8,023	9,331
Share of profit in associates and joint ventures	1,324	1,155	1,381
Adjusted profit/(loss) before tax	12,407	9,178	10,712
Loans and advances to customers	1,021,632	981,696
Interests in associates and joint ventures	23,892	22,407
Total external assets	2,751,273	2,558,124
Customer accounts	1,380,124	1,362,643
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	28,495	26,333	26,381
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Retail Banking and Wealth Management
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	8,789	8,155	8,741
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Commercial Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	7,545	7,313	7,001
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	9,493	8,483	9,181
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Global Private Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	675	694	782
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Corporate Centre
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	1,993	1,688	676
Operating Segments, Including Adjustments
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	28,495	26,333	26,381
of which: net interest income/(expense)	15,240	15,332	14,475
Change in expected credit losses and other credit impairment charges	(1,140)	(1,357)	(357)
Net operating income/(expense)	27,355	24,976	26,024
Total operating expenses	(16,163)	(16,550)	(15,615)
Operating profit	11,192	8,426	10,409
Share of profit in associates and joint ventures	1,324	1,167	1,314
Adjusted profit/(loss) before tax	$ 12,516	$ 9,593	$ 11,723
Share of HSBC’s adjusted profit before tax	100.00%	100.00%	100.00%
Adjusted cost efficiency ratio	0.567	0.628	0.592
Loans and advances to customers	$ 1,021,632	$ 983,101	$ 959,467
Interests in associates and joint ventures	23,892	22,442	22,137
Total external assets		2,559,358	2,571,150
Customer accounts	1,380,124	1,364,337	1,339,487
Adjusted risk-weighted assets	885,157	865,621	853,943
Operating Segments, Including Adjustments | Retail Banking and Wealth Management
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	11,919	10,834	10,668
of which: net interest income/(expense)	8,155	8,135	7,389
Change in expected credit losses and other credit impairment charges	(540)	(634)	(514)
Net operating income/(expense)	11,379	10,200	10,154
Total operating expenses	(6,981)	(6,772)	(6,583)
Operating profit	4,398	3,428	3,571
Share of profit in associates and joint ventures	43	17	17
Adjusted profit/(loss) before tax	$ 4,441	$ 3,445	$ 3,588
Share of HSBC’s adjusted profit before tax	35.50%	35.90%	30.60%
Adjusted cost efficiency ratio	0.586	0.625	0.617
Loans and advances to customers	$ 376,126	$ 362,262	$ 345,029
Interests in associates and joint ventures	456	399	393
Total external assets	498,045	477,618	467,809
Customer accounts	660,588	641,833	628,536
Adjusted risk-weighted assets	128,957	126,929	122,679
Operating Segments, Including Adjustments | Commercial Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	7,816	7,420	7,140
of which: net interest income/(expense)	5,653	5,461	4,985
Change in expected credit losses and other credit impairment charges	(494)	(684)	(37)
Net operating income/(expense)	7,322	6,736	7,103
Total operating expenses	(3,297)	(3,191)	(3,128)
Operating profit	4,025	3,545	3,975
Share of profit in associates and joint ventures	0	0	0
Adjusted profit/(loss) before tax	$ 4,025	$ 3,545	$ 3,975
Share of HSBC’s adjusted profit before tax	32.10%	37.00%	33.90%
Adjusted cost efficiency ratio	0.422	0.430	0.438
Loans and advances to customers	$ 347,387	$ 333,854	$ 324,717
Interests in associates and joint ventures	0	0	0
Total external assets	377,142	361,369	359,329
Customer accounts	358,735	358,201	351,422
Adjusted risk-weighted assets	327,553	321,717	310,278
Operating Segments, Including Adjustments | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	7,706	7,230	7,916
of which: net interest income/(expense)	2,861	2,768	2,385
Change in expected credit losses and other credit impairment charges	(95)	(70)	103
Net operating income/(expense)	7,611	7,160	8,019
Total operating expenses	(4,787)	(4,653)	(4,588)
Operating profit	2,824	2,507	3,431
Share of profit in associates and joint ventures	0	0	0
Adjusted profit/(loss) before tax	$ 2,824	$ 2,507	$ 3,431
Share of HSBC’s adjusted profit before tax	22.60%	26.10%	29.30%
Adjusted cost efficiency ratio	0.621	0.644	0.580
Loans and advances to customers	$ 250,790	$ 245,261	$ 246,900
Interests in associates and joint ventures	0	0	0
Total external assets	1,120,235	1,011,691	1,036,945
Customer accounts	289,950	290,964	286,690
Adjusted risk-weighted assets	284,509	281,338	282,439
Operating Segments, Including Adjustments | Global Private Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	924	854	907
of which: net interest income/(expense)	441	440	436
Change in expected credit losses and other credit impairment charges	(19)	3	4
Net operating income/(expense)	905	857	911
Total operating expenses	(709)	(702)	(724)
Operating profit	196	155	187
Share of profit in associates and joint ventures	0	0	0
Adjusted profit/(loss) before tax	$ 196	$ 155	$ 187
Share of HSBC’s adjusted profit before tax	1.60%	1.60%	1.60%
Adjusted cost efficiency ratio	0.767	0.822	0.798
Loans and advances to customers	$ 45,806	$ 39,265	$ 40,809
Interests in associates and joint ventures	0	0	0
Total external assets	50,757	45,140	47,311
Customer accounts	62,235	64,660	63,164
Adjusted risk-weighted assets	16,531	16,811	16,881
Operating Segments, Including Adjustments | Corporate Centre
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	130	(5)	(250)
of which: net interest income/(expense)	(1,870)	(1,472)	(720)
Change in expected credit losses and other credit impairment charges	8	28	87
Net operating income/(expense)	138	23	(163)
Total operating expenses	(389)	(1,232)	(592)
Operating profit	(251)	(1,209)	(755)
Share of profit in associates and joint ventures	1,281	1,150	1,297
Adjusted profit/(loss) before tax	$ 1,030	$ (59)	$ 542
Share of HSBC’s adjusted profit before tax	8.20%	(0.60%)	4.60%
Adjusted cost efficiency ratio	2.992	(246.400)	(2.368)
Loans and advances to customers	$ 1,523	$ 2,459	$ 2,012
Interests in associates and joint ventures	23,436	22,043	21,744
Total external assets	705,094	663,540	659,756
Customer accounts	8,616	8,679	9,675
Adjusted risk-weighted assets	127,607	118,826	121,666
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	0	0	0
Elimination of intersegment amounts | Retail Banking and Wealth Management
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	3,130	2,679	1,927
Elimination of intersegment amounts | Commercial Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	271	107	139
Elimination of intersegment amounts | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	(1,787)	(1,253)	(1,265)
Elimination of intersegment amounts | Global Private Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	249	160	125
Elimination of intersegment amounts | Corporate Centre
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	$ (1,863)	$ (1,693)	$ (926)